Accruals and Other Liabilities (Details) ¥ in Thousands, $ in Thousands	Sep. 30, 2021 CNY (¥)	Sep. 30, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Accruals and Other Liabilities
Payables for repurchase of redeemable non-controlling interests (Note 19)	¥ 2,000,000
Payables for purchase of property and equipment	881,407		¥ 715,561
Payables for marketing events	777,330		596,110
Salaries and benefits payable	724,796		494,726
Current portion of deferred revenue/income	618,122		383,430
Payable for R&D expenses	553,275		402,777
Advance from customers	508,892		620,907
Warranty liabilities	466,844		297,446
Accrued expenses	337,146		273,676
Current portion of deferred construction allowance	43,658		60,695
Interest payables	31,095		98,462
Current portion of finance lease liabilities	27,541		33,237
Payables for traveling expenses of employees	15,838		18,672
Payable to employees for options exercised	1,708		278,209
Other payables	303,154		330,116
Total	¥ 7,290,806	$ 1,131,516	¥ 4,604,024